LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Liabilities for the acquisition of a company (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Total consideration for acquisition	R$ 5,491,584
Garliava RJ Infraestrutura e Redes de Telecomunicaes S.A.[Member]
Disclosure of detailed information about borrowings [line items]
Percent of retention on acquisition price	10.00%
Acquisition price	R$ 488,458
Percentage of acquisition price	100.00%
Balance amount deposited in court	R$ 522,297
Fair value of commitments	110,205
Payment of contingent liabilities	100,000
Contingent liabilities balance	15,000
Adjustment for severance costs	8,333
Severance costs	8,333
Vita IT Comrcio e Servios de Solues em TI Ltda [Member]
Disclosure of detailed information about borrowings [line items]
Fair value of commitments	69,669
Total consideration for acquisition	110,815
Capital contribution made	R$ 42,000